Mar. 02, 2020
Rule 497(e)
Registration Nos. 333-146827 and 811-22135

Innovator ETFs Trust
(the “Trust”)

Innovator S&P 500 Buffer ETF™ – April
Innovator S&P 500 Power Buffer ETF™ – April
Innovator S&P 500 Ultra Buffer ETF™ – April
(each, a “Fund” and together, the “Funds”)

Supplement To each Fund’s Prospectus

Dated March 2, 2020

March 18, 2020

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the outcome period of approximately one year. Following the close of business on March 31, 2020, an outcome period for each Fund will end and each Fund will commence a new outcome period that will begin on April 1, 2020 and end on March 31, 2021. Each Fund’s Cap will not be determined until the start of the new outcome period on April 1, 2020. As of March 17, 2020, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Cap Range
Innovator S&P 500 Buffer ETF™ – April	BAPR	12.35% – 29.21% (11.56% – 28.42% after taking into account the Fund’s unitary management fee)
Innovator S&P 500 Power Buffer ETF™ – April	PAPR	7.87% – 23.07% (7.08% – 22.28% after taking into account the Fund’s unitary management fee)
Innovator S&P 500 Ultra Buffer ETF™ – April	UAPR	7.01% – 14.53% (6.22% – 13.74% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference
Innovator S&P 500 Buffer ETF - April
Innovator S&P 500 Buffer ETF™ – April
Innovator S&P 500 Power Buffer ETF - April
Innovator S&P 500 Power Buffer ETF™ – April
Innovator S&P 500 Ultra Buffer ETF - April
Innovator S&P 500 Ultra Buffer ETF™ – April